Derivative Financial Instruments - Gain/(loss) on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(Gain)/Loss on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	$ (64,044)	$ (54,050)	$ (7,922)
Recycled loss of cash flow hedges reclassified to profit or loss		(697)
Ineffective portion of cash flow hedges	(323)	(151)	(289)
Total gain/(loss) on derivatives	(84,658)	(55,441)	(6,077)
Interest rate swaps held for trading
(Gain)/Loss on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	(63,982)	(55,865)	(4,333)
Realized gain/(loss) on derivative financial instruments held for trading	(20,855)	3,164	1,893
Forward foreign exchange contracts held for trading
(Gain)/Loss on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	(21)	1,815	(3,589)
Realized gain/(loss) on derivative financial instruments held for trading	$ 564	$ (3,707)	$ 241